Note 12 - Reclassifications Out of Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2015
Disclosure Text Block [Abstract]
Reclassifications [Text Block]

Note 12 – Reclassifications Out of Accumulated Other Comprehensive Income

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a)		Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a)	Affected Line Item in the Consolidated Statements of Comprehensive Income (Loss)
	Three Months Ended March 31, 2015		Three Months Ended March 31, 2014
	(In thousands)
Amortization of defined benefit pension items:
Prior service costs	$7	(b)	$(1)	Directors compensation
Unrecognized loss	(9)	(b)	(4)	Directors compensation
Unrecognized gain	-	(b)	7	Salary and employee benefits
	(2)		2	Total before tax
	1		(1)	Income tax expense
Total reclassifications for the period	$(1)		$1	Net of tax

(a)	Amounts in parenthesis indicate debits to profit/loss.
(b)	These accumulated other comprehensive components are included in the computation of net periodic pension cost. (See Note 9 for additional details).